Dreyfus Premier Investment Fund, Inc.

- Dreyfus Diversified International Fund

-Dreyfus Satellite Alpha Fund

Incorporated herein by reference are the definitive versions of the above-referenced funds’ prospectuses filed pursuant to Rule 497(k) under the Securities Act of 1933, as amended, on January 31, 2014  (SEC Accession Nos. 0000881773-14-000003 and 0000881773-14-000004, respectively).